Segment Information	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 11 — SEGMENT INFORMATION

For the three months ended December 31, 2021, the Company operated in two reportable business segments - (1) the general support services segment, in which we provide software, technology, customer sales and marketing and risk management technology hardware and software solutions package under a GSA to a related party, and (2) the financial services segment, in which we provide financial services to enable conversion of fiat currencies to cryptocurrencies and vice versa. For the three months ended December 31, 2020, the Company operated in one reportable business segment — the general support services segment. The Company’s reportable segments are strategic business units that offer different services and products. They are managed separately based on the fundamental differences in their operations.

Information with respect to these reportable business segments for the three months ended December 31, 2021 and 2020 was as follows:

	Three Months Ended December 31,
	2021	2020
Revenues
General support services	$4,800,000	$4,800,000
Financial services	329,015	—
Total	5,129,015	4,800,000

Costs of revenues
General support services	4,725,000	4,725,000
Financial services	160,842	—
Total	4,885,842	4,725,000

Gross profit
General support services	75,000	75,000
Financial services	168,173	—
Total	243,173	75,000

Operating expenses
Financial services	1,249,644	—
Corporate/Other	937,152	127,085
Total	2,186,796	127,085

Other expense
Financial services	(1,216)	—
Corporate/Other	—	(1,510)
Total	(1,216)	(1,510)

Net income (loss)
General support services	75,000	75,000
Financial services	(1,082,687)	—
Corporate/Other	(937,152)	(128,595)
Total	(1,944,839)	(53,595)

Amortization
Financial services	911,943	—
Total	$911,943	$—
Total assets at December 31, 2021 and September 30, 2021	December 31, 2021	September 30, 2021
Financial services	$9,945,454	$13,703,140
Corporate/Other	9,232,534	2,956,696
Total	$19,177,988	$16,659,836

NOTE 11 — SEGMENT INFORMATION

For the year ended September 30, 2021, the Company operated in two reportable business segments — (1) the general support services segment, in which we provide software, technology, customer sales and marketing and risk management technology hardware and software solutions package under a GSA to a related party, and (2) the financial services segment, in which we provide financial services to enable conversion of fiat currencies to cryptocurrencies and vice versa. For the year ended September 30, 2020, the Company operated in one reportable business segment — the general support services segment. The Company’s reportable segments are strategic business units that offer different services and products. They are managed separately based on the fundamental differences in their operations.

Information with respect to these reportable business segments for the years ended September 30, 2021 and 2020 was as follows:

	Years Ended September 30,
	2021	2020
Revenues
General support services	$19,200,000	$19,200,000
Financial services	86,964	—
Total	19,286,964	19,200,000

Costs of revenues
General support services	18,900,000	18,900,000
Financial services	293,011	—
Total	19,193,011	18,900,000

Gross profit (loss)
General support services	300,000	300,000
Financial services	(206,047)	—
Total	93,953	300,000

Operating expenses
Financial services	553,230	—
Corporate/Other	473,127	413,115
Total	1,026,357	413,115

Other (expense) income
Financial services	(272)	—
Corporate/Other	(4,170)	12,553
Total	(4,442)	12,553

Net income (loss)
General support services	300,000	300,000
Financial services	(759,549)	—
Corporate/Other	(477,297)	(400,562)
Total	(936,846)	(100,562)

Amortization
Financial services	469,286	—
Total	$469,286	$—
Total assets at September 30, 2021 and 2020	September 30, 2021	September 30, 2020
Financial services	$13,703,140	$—
Corporate/Other	2,956,696	3,799,631
Total	$16,659,836	$3,799,631